CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items:

	June 30, 2024	December 31, 2023

Cash at banks and on hand	369	448
Short-term deposits with original maturity of less than three months	493	1,454
Cash and cash equivalents* (as presented in the consolidated statement of cash flows)	862	1,902
* Cash and cash equivalents include an amount of US$140 (December 31, 2023: US$165) relating to banking operations in Pakistan.